Organization and Offering	12 Months Ended
Dec. 31, 2011
Organization and Offering
Organization and Offering

1. Organization and Offering

Clarion Partners Property Trust Inc. (the “Company”), was formed on November 3, 2009 as a Maryland corporation and intends to qualify as a real estate investment trust (“REIT”) for federal income tax purposes. Substantially all of the Company’s business is conducted through CPT Real Estate LP, the Company’s operating partnership (the “Operating Partnership”). The Company is the sole general partner of the Operating Partnership and has contributed $199,000 to the Operating Partnership in exchange for its general partner interest. The initial limited partner of the Operating Partnership is CPT OP Partner LLC (“CPT OP Partner”), a wholly owned subsidiary of the Company, which has contributed $1,000 to the Operating Partnership. On May 16, 2011, the Company’s Registration Statement on Form S-11, as amended (File No. 333-164777) (the “Registration Statement”), for its initial public offering (the “Initial Offering”) was declared effective by the Securities and Exchange Commission (the “SEC”). As the Company issues shares of its common stock in its continuous public offering, it will transfer substantially all of the net proceeds of the offering to the Operating Partnership. Neither the Company nor the Operating Partnership has engaged in any significant operations to date. For the year ended December 31, 2011, the Company incurred a net loss of $352,542, representing general and administrative costs which consisted primarily of legal, accounting, printing fees and compensation for the Company’s independent directors. All of these costs were incurred on or after our registration statement for our offering was declared effective by the SEC on May 16, 2011. (See Note 2 for details of Offering and Organizational costs).

The Company was organized to invest primarily in a diversified portfolio of (1) income-producing properties which may include office, industrial, retail, multifamily residential, hospitality and other real property types, (2) debt and equity interests backed principally by real estate (collectively, “real estate related assets”) and (3) cash, cash equivalents and other short-term investments. As discussed in Note 3, the Company was initially capitalized by issuing 20,000 Class A shares of its common stock to Clarion Partners, LLC (“Clarion Partners”), the Company’s sponsor, on November 10, 2009. The Company’s fiscal year end is December 31.

CPT Advisors, LLC (the “Advisor”), a wholly owned subsidiary of Clarion Partners, manages the day-to-day operations of the Company.

The Company is offering to the public, pursuant to the Registration Statement, up to $2,000,000,000 of shares of its common stock in its primary offering and $250,000,000 of shares of its common stock pursuant to its distribution reinvestment plan. The Company is offering to the public two classes of shares of its common stock, Class A shares and Class W shares. The Company is offering to sell any combination of Class A and Class W shares with a dollar value up to the maximum offering amount. The Company may reallocate the shares offered between the primary offering and the distribution reinvestment plan. From May 16, 2011, the first date on which the Company’s shares were offered for sale to the public (the “Initial Offering Date”), until (1) the Company has received purchase orders for at least $10,000,000 (excluding purchase orders received from Pennsylvania and Tennessee investors) in any combination of Class A and Class W shares of its common stock (the “Minimum Offering Amount”) and (2) the Company’s board of directors has authorized the release of the escrowed funds to the Company by May 10, 2012 (the “Escrow Period”), the per-share purchase price for shares of the Company’s common stock will be $10.00, plus, for Class A shares only, applicable selling commissions. The Company will not sell any shares to Pennsylvania investors unless, before May 16, 2012, it has received purchase orders for at least $66,700,000 (including purchase orders received from residents of other jurisdictions where a lower minimum offering amount applies) in any combination of Class A shares and Class W shares from persons not affiliated with the Company or the Advisor. In addition, the Company will not sell any shares to Tennessee investors unless, before May 16, 2012, it receives purchase orders (including purchase orders received from residents of other jurisdictions where a lower minimum offering amount applies) for at least $50,000,000 in any combination of Class A shares and Class W shares from persons not affiliated with the Company or the Advisor. After the close of the Escrow Period, shares will be sold at the Company’s net asset value (“NAV”) per share, plus, for Class A shares only, applicable selling commissions. Each class of shares will have a different NAV per share because certain fees are charged differently with respect to each class. NAV per share is calculated by dividing a class’s NAV at the end of each trading day by the number of shares outstanding for that class on such day. If (1) the Company does not raise the Minimum Offering Amount by May 10, 2012 or (2) the Company’s board of directors does not determine that it is in the best interest of the stockholders of the Company to cause the proceeds raised in the offering to be released to the Company within such period so that it may commence operations, the offering will be terminated and the Company’s escrow agent will promptly send each prospective stockholder a full refund of its investment with interest and without deduction for escrow expenses. Notwithstanding the foregoing, each prospective stockholder may elect to withdraw its purchase order and request a full refund of its investment with interest and without deduction for escrow expenses at any time during the Escrow Period. In addition, if the Company raises the Minimum Offering Amount and the proceeds are released to the Company, investors will also receive additional shares of the Company’s common stock in an amount equal to their pro rata share of the interest earned from the escrow account based on the number of days each investor’s proceeds were held in the escrow account. As of December 31, 2011, the Company had not raised the Minimum Offering Amount or commenced any significant operations.

On February 3, 2012, the Company’s board of directors extended the Escrow Period through November 12, 2012. (See Note 8 for Subsequent Events).

On June 9, 2011, Clarion Partners was acquired from ING Groep N.V., its former indirect sole parent, by Clarion Partners’ senior management in partnership with Lightyear Capital LLC, a private equity firm specializing in the financial services industry. As a result of the transaction, an affiliate of Lightyear Capital LLC now owns a majority interest in Clarion Partners, with a significant minority interest, as well as day-to-day management control, retained by Clarion Partners’ management. Following the closing of the acquisition of Clarion Partners, the Dealer Manager (defined below) is no longer an affiliate of the Advisor.